TAXATION - Movement of valuation allowance (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of valuation allowances
Balance at beginning of year	¥ 197	¥ 150	¥ 31
Current year additions	41	47	119
Balance at end of year	238	197	¥ 150
Operating tax loss carry forwards	875
Unrecognized tax benefit and accrual	¥ 0	¥ 0